Stockholders' Equity - Schedule of Outstanding Stock Warrants (Details) - Warrant [Member]	12 Months Ended
May 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding, Beginning balance | shares	803,001
Number of shares stock warrants, Granted | shares	17,063
Number of Warrants, Outstanding, Ending balance | shares	820,064
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 83.01
Average exercise price stock warrants, Granted | $ / shares	20.66
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 81.71